Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income from:
Deposits with banks	¥ 309,704	¥ 20,044	¥ 17,411
Call loans and bills bought	75,923	13,898	11,091
Reverse repurchase agreements and cash collateral on securities borrowed	54,693	6,633	14,148
Investment securities	218,011	123,194	126,639
Loans and advances	3,037,745	1,583,885	1,611,081
Total interest income	3,696,076	1,747,654	1,780,370
Interest expense from:
Deposits	1,068,750	101,991	179,910
Call money and bills sold	18,246	1,259	1,755
Repurchase agreements and cash collateral on securities lent	280,945	5,767	7,131
Borrowings	126,122	49,282	62,624
Debt securities in issue	373,313	106,505	109,205
Premiums for deposit insurance	22,915	37,970	35,813
Others	50,715	942	807
Total interest expense	1,941,006	303,716	397,245
Net interest income	¥ 1,755,070	¥ 1,443,938	¥ 1,383,125